THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON
         PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND
             FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON .

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Kathleen Doback

Address:   180 Church Street
           Naugatuck, CT 06770


Form 13F File Number: 28-05718


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Kathleen Doback
Title:  Chief Compliance Officer
Phone:  203-729-1200

Signature,  Place,  and  Date  of  Signing:

/s/ Kathleen Doback                Naugatuck, CT                      4/2/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              29

Form 13F Information Table Value Total:  $103,271,531.60
                                         --------------


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

                                                  FORM 13F INFORMATION TABLE

           COLUMN 1                COLUMN 2    COLUMN 3    COLUMN 4       COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
------------------------------- -------------- --------- ------------ ----------------- ---------- -------- ----------------
                                                                      SHRS OR  SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS   CUSIP      VALUE     PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
------------------------------- -------------- --------- ------------ -------- --- ---- ---------- -------- ---- ------ ----
ALEXION PHARMACEUTICALS         COM            015351109 6,193,762.00   66,700          SOLE                Sole      0    0
APPLE INC                       COM            037833100 6,774,915.00   11,300          SOLE                Sole      0    0
BE AEROSPACE INC                COM            073302101 4,214,829.00   90,700          SOLE                Sole      0    0
CA, INC                         COM            12673P105 4,318,652.00  156,700          SOLE                Sole      0    0
CELGENE CP                      COM            151020104 2,038,776.00   26,300          SOLE                Sole      0    0
COACH INC COM                   COM            189754104 2,171,568.00   28,100          SOLE                Sole      0    0
CONTINENTAL RESOURCES           COM            212015101 3,432,800.00   40,000          SOLE                Sole      0    0
CUMMINS ENGINE                  COM            231021106 5,209,736.00   43,400          SOLE                Sole      0    0
DOLLAR TREE INC                 COM            256746108 5,074,113.00   53,700          SOLE                Sole      0    0
FASTENAL CO.                    COM            311900104 5,561,480.00  102,800          SOLE                Sole      0    0
HOME DEPOT INC COM              COM            437076102 2,213,640.00   44,000          SOLE                Sole      0    0
HUNT JB TRANS SVC INC COM       COM            445658107 2,136,741.00   39,300          SOLE                Sole      0    0
MONSTER BEVERAGE CORP           COM            611740101 1,639,176.00   26,400          SOLE                Sole      0    0
PARAMETRIC TECHNOLOGY CORP      COM            699173209 4,531,868.00  162,200          SOLE                Sole      0    0
PIONEER NATURAL RESOURCE        COM            723787107 1,796,599.00   16,100          SOLE                Sole      0    0
PRICELINE.COM                   COM            741503403 5,151,650.00    7,180          SOLE                Sole      0    0
PROSHARES ULTRA QQQ             COM            74347r206   142,741.20    1,200          SOLE                Sole      0    0
PROSHARES ULTRA RUSSELL 2000    COM            74347r842 1,255,912.00   28,700          SOLE                Sole      0    0
PROSHARES ULTRA S&P 500         COM            74347r107   140,066.40    2,400          SOLE                Sole      0    0
QUALCOMM INC                    COM            747525103 4,614,468.00   67,800          SOLE                Sole      0    0
QUESTCOR PHARMACEUTICALS INC    COM            74835Y101 4,962,078.00  131,900          SOLE                Sole      0    0
RACKSPACE HOTING INC.           COM            750086100 2,409,843.00   41,700          SOLE                Sole      0    0
ROSS STORES INC COM             COM            778296103 4,072,810.00   70,100          SOLE                Sole      0    0
SELECT COMFORT CORP             COM            81616x103 4,897,368.00  151,200          SOLE                Sole      0    0
SOLARWINDS                      COM            83416B109 2,261,025.00   58,500          SOLE                Sole      0    0
TRACTOR SUPPLY COMPANY          COM            892356106 5,098,528.00   56,300          SOLE                Sole      0    0
ULTA SALON COSMETICS & FRAG INC COM            90384s303 4,839,569.00   52,100          SOLE                Sole      0    0
VALSPAR CORP                    COM            920355104 4,355,758.00   90,200          SOLE                Sole      0    0
WELLCARE HEALTH PLANS INC       COM            94946t106 1,761,060.00   24,500          SOLE                Sole      0    0


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